Finance Income and Finance Expenses - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income expense [abstract]
Interest income	€ 4,020	€ 923	€ 123
Exchange rate gains	20,694		7,177
Total finance income	24,714	923	7,300
Interest expense	(127)	(97)	(5)
Exchange rate losses		(13,659)	(3,107)
Total finance expenses	€ (127)	€ (13,756)	€ (3,112)